Annual Total Returns- Alger Mid Cap Growth Institutional Fund - IR (Class I R Shares) [BarChart] - Class I R Shares - Alger Mid Cap Growth Institutional Fund - IR - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.75%)	16.24%	36.21%	9.38%	(1.37%)	1.43%	29.55%	(7.79%)	29.80%	64.10%